General (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
General
Operating losses	$ 4,106,292	$ 3,338,407	$ 6,844,434	$ 4,327,080	$ 8,667,420	$ 4,175,549
Commission and incentives expense	6,004,515	2,689,836	12,978,029	3,203,947	16,432,061
General
Selling, general and administrative	11,745,831	8,140,390	21,455,360	10,454,806	27,918,877	2,291,991
Revenue	19,365,704	15,248,782	41,060,686	18,484,822	64,711,161	930,073
Program costs and discounts decrease	5,220,414	5,327,012	10,196,353	6,358,982	20,139,341
Gross profit increase	13,503,069	7,491,819	27,182,043	9,331,673	35,683,518	605,150
Restatement adjustment | Selling, general and administrative costs
General
Selling, general and administrative		(458,926)		(554,602)
Revenue		458,926		554,602
Restatement adjustment | Program costs and discounts
General
Program costs and discounts decrease		2,327,355		2,820,009
Gross profit increase		$ 2,974,689		$ 3,591,502